Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 55,639	$ 55,054
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,294	2,100
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	20,368	2,305
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	9,157	18,862
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	2,764
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 23,820	$ 29,023